Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Preparation [Abstract]
Schedule of Principal of Wholly Owned Subsidiaries

The principal wholly owned subsidiaries of the Company, their activities, and their geographic locations as at December 31, 2024 were as follows:

Name	Country of incorporation	Nature of business
Collective Mining Limited	Bermuda	Exploration
Minerales Provenza SAS	Colombia	Intermediate holding company
Minera Campana SAS	Colombia	Exploration